Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Expense [Abstract]
Schedule of Tax Rate
	2023	2022	2021
	US$	US$	US$
		(restated)	(restated)
Income tax expense
Current tax expense	218,035	8,061	—

Reconciliation of effective tax rate
Loss from continuing operation before income tax	(11,701,303)	(11,226,587)	(2,305,477)
Tax calculated at domestic tax rates applicable to respective profits (2023, 2022 and 2021: 16.5%)	(1,930,715)	(1,852,387)	(380,404)
Effect of tax rates in Cayman Islands	—	—	—
Effect of non-taxable income	(6,697)	(245)	—
Tax effect of tax loss not recognized	2,155,447	1,860,693	380,404
Income tax expense	218,035	8,061	—